Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
12.	INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the years ended December 31, 2018, 2019 and 2020.

Hong Kong

The Company's subsidiary, Sunny Education (HK) Limited is located in Hong Kong and is subject to an income tax rate of 8.25% for assessable profit up to HKD2,000,000 from April 2018 onwards, and an income tax rate of 16.5% on any part of assessable profits over HKD2,000,000. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax during 2018, 2019 and 2020.

PRC

The Company's subsidiary, the VIEs and the VIEs' subsidiaries, which were entities incorporated in the PRC (the "PRC entities"), are subject to PRC Enterprise Income Tax ("EIT") on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008. Shanghai VIE qualified as a High and New Technology Enterprise from 2016 to 2022 and accordingly was entitled to the 15% preferential tax rate during the period.

The income tax expenses in the consolidated statements of operations were nil, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

12.	INCOME TAXES – continued

PRC - continued

The principal components of deferred taxes were as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax assets
Accrued expenses	7,242	9,231	12,142
Advertising expenses carrying forwards	-	-	24,202
Depreciation of property and equipment	1,318	853	388
Net operating loss carrying forwards	295,682	503,212	724,597
Total deferred tax assets	304,242	513,296	761,329
Less: valuation allowance	(304,242)	(513,296)	(761,329)
Deferred tax assets, net	-	-	-

As of December 31, 2020, the Group had net operating loss carried forward of RMB3,056,123 from the Group's PRC entities, which will expire on various dates from December 31, 2021 to December 31, 2030.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before provision for income taxes	(656,071)	(963,750)	(1,339,908)
Income tax benefit computed at an applicable tax rate of 25%	(164,018)	(240,938)	(334,977)
Effect of non-deductible expenses	2,821	3,738	11,540
Effect of research and development expenses super deduction	(2,361)	(10,740)	(24,037)
Effect of preferential tax rate	6,988	18,413	18,513
Effect on tax rates in different tax jurisdictions	30,113	20,473	80,928
Change in valuation allowance	126,457	209,054	248,033
	-	-	-

If the tax holidays granted to Shanghai VIE were not available, there would be no income tax expenses incurred for the Group and no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2020.

12.	INCOME TAXES - continued

PRC - continued

The movements of valuation allowance for the years end December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the period	177,785	304,242	513,296
Additions	126,457	209,054	248,033
Reversal	-	-	-
Balance at end of the period	304,242	513,296	761,329

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2018, 2019 and 2020.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.